Taxes Payable - Schedule of Taxes Payable (Details) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income	$ 36,890	$ 35,295	$ 90,021
Value-added	1,129,223	1,075,161	465,193
City construction	49,445	47,137	27,271
Education	35,329	33,680	19,479
Other	1,857	1,777	1,567
Taxes payable	$ 1,252,744	$ 1,193,050	$ 603,531